Summary of significant accounting policies	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Summary of significant accounting policies

Note 2 - Summary of significant accounting policies

Basis of presentation - These unaudited condensed consolidated financial statements (“financial statements”) have been presented in United States dollars (“$” or “USD”) unless otherwise indicated and are prepared in accordance with United States generally accepted accounting principles (“US GAAP”) and pursuant to the rules and regulations of the United States Securities and Exchange Commission (“SEC”).

These financial statements and accompanying notes should be read in conjunction with the audited consolidated financial statements and accompanying notes for the year ended December 31, 2024. Management has evaluated all subsequent events through the date these financial statements were issued. In the opinion of management, these financial statements reflect all adjustments, consisting only of normal recurring adjustments, which are necessary for the fair statement of the financial position, results of operations and cash flows for these interim periods. The reports for the six months ended 30 June 2025 and 2024 are unreviewed, unaudited and do not constitute statutory accounts as defined by the Companies Act 2006.

Group Reorganisation and Basis of Consolidation - On October 23, 2024, a group reorganisation was completed whereby RedCloud Holdings PLC became the new holding company of the group through a reverse takeover transaction. As a result of this reorganisation, the consolidated financial statements have been prepared using the predecessor method of accounting, as the transaction was a common control transaction under US GAAP. Accordingly, the financial information for periods prior to the reorganisation reflects the historical results of RedCloud Technologies Ltd, the accounting predecessor, as the consolidated group did not exist in its current form in the comparative period. The comparative information has not been restated to reflect the legal structure of the group post-reorganisation.

Going concern - The Company has suffered recurring losses, working capital deficit and stockholders’ deficit that raise substantial doubt about its ability to continue as a going concern. The Company’s ability to continue as a going concern is dependent upon its ability to utilize the resources in place to generate future profitable operations, to develop additional acquisition opportunities, and to obtain the necessary financing to meet its obligations and repay its liabilities arising from business operations when they come due.

The Company’s financial statements included have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. The Company generated a net loss of $26,544,958 for the six months ended June 30, 2025, as compared to a net loss of $23,888,403 for the six months ended June 30, 2024.

REDCLOUD HOLDINGS PLC

NOTES TO THE UNAUDITED CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

UNAUDITED FOR THE SIX MONTHS ENDED JUNE 30, 2025, AND AUDITED 2024

Note 2 - Summary of significant accounting policies (continued)

As of June 30, 2025, the Company had a stockholders’ deficit of $8,004,374, working capital inflow of $3,953,540.38 and cash used in operating activities of $15,916,911.08. The largest component of current liabilities creating this working capital deficiency is by way of loans from a long-term shareholder.

Management believes the Company will be able to continue to develop new opportunities and will be able to obtain additional funds through debt and / or equity financings to facilitate its business strategy; however, there is no assurance of additional funding being available. These financial statements do not include any adjustments to the recorded assets or liabilities that might be necessary should the Company have to curtail or be unable to continue operations.

Concentration of credit risk - Cash and cash equivalents, and accounts receivable are potentially subject to credit risk. A substantial portion of the Company’s cash balance is held with a single financial institution in the United Kingdom at June 30, 2025. The Company believes the cash balances are highly liquid.

Revenue recognition - Historically, the Company’s revenue comes from a single product offering – the final value fees of sales that occurs on its ecommerce platform. In 2024, the Company also began recognizing revenue from data analytic services integrated into certain platform seller customer contracts. For discussion of the Company’s historical final value fees revenue recognition policy, see Note 2 of the December 31, 2024 consolidated financial statements.

For data analytic services, the Company enters integrated written contracts with platform sellers entitling the Company to a stated percentage of the platform seller’s sales on the Company’s ecommerce platform (“final value fees”). In addition, the Company provides data analytics to the platform seller of its offerings as well as data from the entire platform of all platform sellers. The Company concluded the combined offering is a single performance obligation as the data analytics portion is an insignificant portion of the combined offering value. The performance obligation is to connect buyers and sellers on the Company’s ecommerce platform.

As part of the agreement, the Company receives data from the platform seller that the Company uses as part of its overall data analytics population. The Company owes an amount to the platform seller customer based a stated percentage of the platform seller’s sales on the Company’s ecommerce platform. The Company accounts for this consideration payable to its customers on a gross basis within revenue and marketing and commissions on the statements of operations, as the Company conclude it receives a distinct benefit from the purchase of the platform seller’s data for use in the Company’s data analytics.

The Company recognizes revenue for this combined offering when it transfers control of promised goods or services to customers. The Company’s revenue for final value fees and the corresponding marketing and commission expense for the data analytics received is recognized at the point in time of platform seller sales on the ecommerce platform.

Revenue is recognized in an amount that reflects the consideration to which the Company expects to be entitled. Revenue is recognized net of any taxes collected, which the Company subsequently remits to governmental authorities. The Company invoices the platform sellers monthly, or net settles for revenue and the corresponding data analytics expense, based on the contracted percentage based final value fee of transaction activity occurring on the Company’s ecommerce platform. Payments are due from customers within 30 to 90 days.

Marketing and commissions costs - The Company expenses the costs of advertisements in the period during which the advertising space or airtime is used to the caption Marketing and commissions costs on the statements of operations. Internet advertising expenses are recognized based on the terms of the individual agreements, which is generally over the greater of the ratio of the number of clicks delivered over the total number of contracted clicks, on a pay-per-click basis, or on a straight-line basis over the term of the contract.

REDCLOUD HOLDINGS PLC

NOTES TO THE UNAUDITED CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

UNAUDITED FOR THE SIX MONTHS ENDED JUNE 30, 2025, AND AUDITED 2024

Note 2 - Summary of significant accounting policies (continued)

The Company’s voucher-based marketing program is designed to incentivize marketplace buyers at the point-of- sale by offering vouchers that can be applied to future purchases. Upon completing a transaction, marketplace buyers (which are not deemed to be the Company’s customers) receive vouchers based on predefined criteria at the discretion of the Company, such as transaction value or purchase type, which can be redeemed on subsequent purchases within a set time frame. The related expenses and liabilities are recognized in the period in which the voucher is redeemed at checkout, measured at the face value of the voucher being redeemed. The liability is recognized as a voucher payable on the consolidated balance sheet and within marketing and commissions expense on the statement of operations.

Marketing and commissions costs for the six months ended June 30, 2025 and 2024 amounted to $18,471,073 and $19,136,253, respectively.

Supplemental cash flow disclosures

There was $nil and $nil cash paid for interest expense in the six months ended June 30, 2025 and 2024, respectively.

There was $nil and $nil cash paid for income taxes in the six months ended June 30, 2025 and 2024, respectively.

As discussed in Note 11, in the six months ended June 30, 2025, the Company issued common shares of the Company to its existing shareholders and raised further capital through its IPO listing and share issue as per below:

	Common Stock		Additional Paid-In
	Shares	Amount	Capital
Balances, January 1, 2025	25,000,044	$65,280	$74,374,429
Reverse take-over	-	-	(12,609,377)
Common stock issued through IPO	4,444,445	11,580	20,290,650
Pref erence shares	1	63,905	-
Conversion of shareholder loan into common shares	14,782,149	38,776	66,977,524
Stock-based compensation	-	-	9,055,564
Extinguishment of Debt	-	-	341,850
IPO direct costs	-	-	(5,421,312)
Net loss	-	-	-
Foreign currency Translation adjustment, net of tax	-	-	-
Balances, June 30, 2025	44,226,639	$179,541	$153,009,329

REDCLOUD HOLDINGS PLC

NOTES TO THE UNAUDITED CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

UNAUDITED FOR THE SIX MONTHS ENDED JUNE 30, 2025, AND AUDITED 2024

Note 2 - Summary of significant accounting policies

Basis of presentation - These consolidated financial statements (“financial statements”) have been presented in United States dollars (“$” or “USD”) unless otherwise indicated and are prepared in accordance with United States generally accepted accounting principles (“US GAAP”) and pursuant to the rules and regulations of the United States Securities and Exchange Commission (“SEC”). Certain reclassifications have been made to prior period consolidated financial statements to conform to the current period presentation.

Going concern - The Company has made significant investments in technology and people to enable it to continue to achieve notable sales growth, these conditions still raise substantial doubt regarding the Company’s ability to continue as a going concern. The Company’s ability to continue as a going concern is dependent upon its ability to utilize the resources in place of generating future profitable operations, to develop additional acquisition opportunities, and to obtain the necessary financing to meet its obligations and repay its liabilities arising from business operations when they come due.

The Company’s consolidated financial statements included have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. The Company generated a net loss of $50,715,696 for the year ended December 31, 2024, as compared to a net loss of $32,385,895 for the year ended December 31, 2023.

As of December 31, 2024, the Company had a stockholders’ deficit of $68,770,018 working capital deficiency of $52,971,785 and cash used in operating activities of $34,679,455. The largest component of current liabilities creating this working capital deficiency is by way of loans from a long-term shareholder.

Management believes the Company will be able to continue to develop new opportunities and will be able to obtain additional funds through debt and / or equity financing to facilitate its business strategy. These consolidated financial statements do not include any adjustments to the recorded assets or liabilities that might be necessary should the Company have to curtail or be unable to continue operations.

REDCLOUD HOLDINGS PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2024, AND 2023

Note 2 - Summary of significant accounting policies (continued)

Basis of consolidation - These consolidated financial statements include the accounts of the Company and its subsidiaries. All intercompany balances and transactions were eliminated in consolidation. Subsidiaries are entities the Company controls when it is exposed, or has rights, to variable returns from its involvement in the entity and can affect those returns through its power to direct the relevant activities of the entity. Subsidiaries are included in the consolidated financial results of the Company from the date of acquisition up to the date of disposition or loss of control.

At December 31, 2024, and 2023, the Company had the following subsidiaries:

Subsidiaries	Country of Incorporation	Ownership % 2023	Ownership % 2024	Functional Currency
Marketplace Technologies Nigeria Limited	Nigeria	100	100	Nigerian Naira
RedCloud Peru S.A.C	Peru	100	100	Peruvian Sol
RedCloud Technology Argentina SA	Argentina	100	100	United States Dollar
RedCloud IP Limited	United Kingdom	100	100	British Pound
RedCloud Technologies Brazil Servicos Digitais Ltda	Brazil	100	100	Brazilian Real
RedCloud Technologies (Pty) Ltd	South Africa	100	100	South African Rand
RedCloud Technologies (Portugal) Unipessoal Lda	Portugal	100	100	European Euro
RedCloud Technologies, Inc.	United States	100	100	United States Dollar
RedCloud Technologies UK Ltd	United Kingdom	100	100	British Pound

Basis of measurement - The consolidated financial statements have been prepared on the historical cost basis, except for financial instruments measured at fair value when required as explained in the accounting policies below. Historical cost is generally based on the fair value of the consideration given in exchange for goods and services.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When the Company is required to calculate the estimated fair value of financial instruments or other financial statement items, it uses quoted market prices when available. When quoted market prices are not available, fair value is determined based on valuation techniques using the best information available and may include quoted market prices, market comparable, and discounted cash flow projections.

Fair Value Measurements - Financial Accounting Standards Board (“FASB”) / Accounting Standards Codification (“ASC”) 820 – Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value under U.S. GAAP, and expands disclosures about fair value measurements. In accordance with ASC 820, we have categorized our financial assets and liabilities based on the priority of the inputs to the valuation technique into a three-level fair value hierarchy as set forth below. If the inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the fair value measurement of the instrument.

REDCLOUD HOLDINGS PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2024, AND 2023

Note 2 - Summary of significant accounting policies (continued)

Financial assets and liabilities recorded in the accompanying consolidated balance sheets are categorized based on the inputs to the valuation techniques as follows:

Level 1 – Financial instruments whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market which we have the ability to access at the measurement date.

Level 2 – Financial instruments whose values are based on quoted market prices in markets where trading occurs infrequently or whose values are based on quoted prices of instruments with similar attributes in active markets.

Level 3 – Financial instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect management’s own assumptions about the assumptions a market participant would use in pricing the instrument.

As of December 31, 2024, and 2023, the carrying value of the Company’s financial assets and liabilities not measured at fair value approximated their fair value mainly because of their short-term maturity. These assets and liabilities included cash and equivalents, accounts receivable, accounts payable, and salaries and benefits payable, and taxes payable. The Company’s shareholder loans are stated at amortized cost, consistent with the terms of the agreement.

The Company elected the fair value option to record its convertible shareholder loan balances at fair value. The elections were held at the inception date of each loan. Changes in fair value of these loans are recorded each reporting period on a recurring basis in the consolidated statement of operations, which includes contractual interest in the loan agreements as well as fair value changes. See additional fair value discussion in Note 9 for these loans.

Use of Estimates - The preparation of the consolidated financial statements are prepared in accordance with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Estimates are used for, but not limited to, accounting for allowance for doubtful accounts, share-based compensation, convertible shareholder loans, at fair value, and capitalized development costs. Actual results could differ from those estimates.

Cash, cash equivalents and restricted cash - The Company considers all highly liquid investments with an original maturity of three months or less when purchased, consisting primarily of deposits held at call with banks and other short-term liquid investments, to be cash equivalents.

The Company’s management assesses balances for credit losses included in cash and cash equivalents, except for those recorded at fair value with impact on the statement of operations, based on a review of the average period for which the financial asset is held, credit ratings of the financial institutions and probability of default and loss given default models. The Company did not recognize any credit loss on the cash and cash equivalents for the years ended December 31, 2024, and 2023.

The Company has a letter of guarantee signed by Redcloud Peru S.A.C. and ENTEL PERU S.A.C. for the amount of S/. 120,000.00 soles to guarantee the contract for virtual mobile top-ups services on the Redcloud platform. The balance of restricted cash on December 31, 2024, and 2023, was $31,936 and $32,426, respectively, with no movement in the year of 2024.

REDCLOUD HOLDINGS PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2024, AND 2023

Note 2 - Summary of significant accounting policies (continued)

Allowance for credit losses - Accounts receivable is recognized initially at fair value and subsequently measured at amortized cost, less any provisions. Provisions are estimated using the allowance for current expected credit losses (“CECL”) where any expected future credit losses are provided for, irrespective of whether a loss event has occurred at the reporting date. Estimates of expected credit losses consider the Company’s collection history by country and customer, deterioration of collection rates during the average credit period, as well as observable changes in and forecasts of future economic conditions that affect default risk. The Company utilizes a provision matrix by country to estimate lifetime CECL’s for accounts receivables.

Changes in the allowance are recognized as bad debt expense in the consolidated statements of operations. When the Company determines that no recovery of the amount owed is possible, the amount is deemed irrecoverable, and the financial asset is written off. The write-off policy varies by country, which could be a statutory period of time, while in other countries this is determined by judgment or otherwise when discharged by bankruptcy or other legal proceedings.

Concentration of credit risk - Cash and cash equivalents, and accounts receivable are potentially subject to credit risk. A substantial portion of the Company’s cash balance is held with a single financial institution in the United Kingdom on December 31, 2024, and 2023, and at least 15% of the Company’s cash held in Peru and Nigeria on December 31, 2024. The Company believes the cash balances are liquid.

Property and equipment, net - Property and equipment are recorded at their acquisition cost and depreciated over their estimated useful lives using the straight-line method. Repair and maintenance costs are expensed as incurred.

Leases - The Company determines if an arrangement is a lease at inception. For the years ended December 31, 2024 and 2023, the Company determined its arrangements for office space are service agreements, and outside the scope of lease accounting and FASB ASC 842. As such, there are no amounts recorded for the right of use assets or lease liabilities. Costs associated with these arrangements are included in general and administrative expenses on the consolidated statements of operations.

Intangible assets - Intangible assets consist of software development costs, which are valued at historical cost. Intangible assets with definite useful life are amortized over the period of estimated benefit to be generated by those assets and using the straight-line method; their estimated useful life is five years. Development expenditure is capitalized during the application development stage, which includes costs such as design, coding, hardware installation and testing. See disclosure of the Company’s intangible assets subject to amortization in Note 6, Intangible Assets.

The Company’s “Product and technology development” costs on the consolidated statements of operations include costs to operate and maintain the ecommerce site, as well as costs that are not eligible for capitalization and are expensed as incurred.

Impairment of long-lived assets - The Company reviews long-lived assets for impairments whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. The impairment evaluation is performed at the lowest level of identifiable cash flows independent of other assets. The recoverability of assets to be held and used is measured by comparing the carrying amount of an asset to the undiscounted future net cash flows expected to be generated by the asset. If such asset is considered to be impaired on this basis, the impairment loss to be recognized is measured by the amount by which the carrying amount of the asset exceeds the fair value of such asset. As of December 31, 2024, and 2023, there were no events or changes in circumstances that indicate that the carrying value of an asset may not be recoverable.

REDCLOUD HOLDINGS PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2024, AND 2023

Note 2 - Summary of significant accounting policies (continued)

Share-based payments – Share-based compensation to employees, contractors and the Company’s Board of Directors are measured at the fair value of the instruments issued and amortized over the vesting periods. Share-based compensation to non-employees is measured at the fair value of goods or services received or the fair value of the equity instruments issued, if it is determined the fair value of the goods or services cannot be reliably measured, and are recorded at the date the goods or services are received.

The Company operates an employee stock option plan. The corresponding shared-based compensation is recorded as an increase in additional paid-in capital, and the expense is recorded in the consolidated statements of operations within general and administrative expense over the vesting period. The fair value of options is determined using the Black–Scholes pricing model which incorporates all market vesting conditions.

Accruals of compensation cost for an award with a performance condition shall be based on the probable outcome of that performance condition. Compensation cost is accrued if it is probable that the performance condition will be achieved and is not accrued if it is not probable that the performance condition will be achieved. Performance conditions that restrict the ability of the award holder to exercise the option unless stated events occur (such as a change in control, public offering of the Company’s common shares, or other exit event) are deemed not probable to occur until they occur. Such conditions also affect the vesting period and expected life of the options for accounting purposes, which is calculated with respect to the passage of time from the grant date until the date the awards is exercisable by the award holder.

For awards with graded vesting schedules, the Company has elected to calculate the fair value as a single award and recognize expense over the total expected vesting period rather than in tranches. The Company has elected to recognize forfeitures as they occur. The number of shares and options expected to vest is reviewed and adjusted at the end of each reporting period such that the amount recognized for services received as consideration for the equity instruments granted shall be based on the number of equity instruments that eventually vest.

The Company accounts for stock-based compensation in accordance with ASC 718, Compensation—Stock Compensation. Stock-based compensation cost is measured at the grant date based on the estimated fair value of the award and is recognized as an expense over the vesting period on a straight-line basis. The Company recognizes compensation expense for all stock-based awards with graded or cliff vesting, net of estimated forfeitures if applicable.

Upon exercise of a stock option, the proceeds received are credited to common stock and additional paid-in capital (APIC). The Company issues new shares upon exercise; there have historically been no treasury shares.

Forfeitures and expirations of stock options do not result in reversal of previously recognized compensation expense. Any previously recognized amounts remain in APIC.

Income Taxes

Deferred Income Taxes - Overall

The Company is subject to income taxes in the United Kingdom (“UK”), where the Parent Company is domiciled and the foreign jurisdictions of the Company’s subsidiaries. The Company accounts for income taxes under the asset and liability method. Deferred income taxes are recognized for temporary differences between financial statement carrying amounts and the tax basis assets, liabilities, and loss carryforwards at income tax rates expected to be in effect when such amounts are realized or settled. The effect on deferred income taxes from a change in tax rates is recognized in income tax (expense) benefit in the period that includes the enactment date.

REDCLOUD HOLDINGS PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2024, AND 2023

Note 2 - Summary of significant accounting policies (continued)

The Company’s income tax (expense) benefit consists of income taxes that are currently payable or refundable, and the change during the reporting of the Company’s deferred income tax assets and liabilities.

Deferred Income Taxes – Valuation Allowance

Management evaluates the realizability of net deferred income tax assets to determine if a valuation allowance is required. We assess whether a valuation allowance should be established based on the consideration of all available evidence using a “more-likely-than-not” standard, with significant weight being given to evidence that can be objectively verified. Since we operate in multiple jurisdictions, we assess the need for a valuation allowance on a jurisdiction-by-jurisdiction basis, considering the effects of local tax law. In connection with Management’s assessment, factors such as the nature, frequency, and magnitude of current and cumulative losses on an individual subsidiary basis, projections of future taxable income, the duration of statutory carryforward periods, as well as feasible tax planning strategies that would be employed by the Company to prevent tax loss carryforwards from expiring.

Deferred Income Taxes – Undistributed Earnings from Foreign Subsidiaries

Management assesses whether undistributed earnings from its foreign subsidiaries will be reinvested indefinitely or eventually distributed to the UK Parent. The Company is required to record a deferred tax liability for undistributed earnings from foreign subsidiaries that will not be reinvested indefinitely and will be eventually repatriated to the UK Parent.

Deferred Income Taxes – Uncertain Income Tax Positions

The Company recognizes an income tax benefit for an income tax position taken or expected to be taken on an income tax return if the more-likely-than-not recognition threshold is met by the end of the reporting period, or is effectively settled through examination, litigation, or negotiation, or if the statute of limitations for the relevant taxing authority to examine and challenge the tax position has expired. The income tax benefit recognized in the financial statements from such a position is measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate resolution.

Penalties and interest related to uncertain income tax positions are recorded as an expense. Significant judgment is required in the identification of uncertain income tax positions and in the estimation of penalties and interest on uncertain income tax positions.

Comprehensive loss - Comprehensive loss is comprised of two components, net income (loss) and other comprehensive income (loss). This last component is defined as all other changes in the equity of the Company that result from transactions other than with shareholders. Other comprehensive income (loss) includes the cumulative foreign currency translation adjustments relating to the translation of the consolidated financial statements of the Company’s foreign subsidiaries outside of the United Kingdom.

REDCLOUD HOLDINGS PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2024, AND 2023

Note 2 - Summary of significant accounting policies (continued)

Reporting and foreign currency - The Parent Company entity’s functional currency is the Great British Pound, however as an anticipated foreign private issuer with the SEC, the Company elects to report in US dollars as permitted by SEC Regulation S-X 210.3. All the Company’s foreign operations have determined the local currency to be their functional currency, except for Argentina, which is discussed in more detail below. Accordingly, the foreign subsidiaries with local currency as functional currency translate assets and liabilities from their local currencies into US dollars by using year-end exchange rates while income and expense accounts are translated at the average monthly rates in effect during the year, unless exchange rates fluctuate significantly during the period, in which case the exchange rates at the date of the transaction are used. The resulting translation adjustment is recorded as a component of other comprehensive income (loss). Gains and losses resulting from transactions denominated in non-functional currencies are recognized in earnings in the consolidated statements of operations as foreign currency loss (gain).

Argentine currency status - The Company reports its Argentine operations as highly inflationary status in accordance with US GAAP for the years ended December 31, 2024, and 2023, and changed the functional currency for its Argentine subsidiary from Argentine Pesos to the United States Dollar, which is the appropriate functional currency of the entity based on the highly inflationary status. Transactions are then converted to the US Dollar, which is the reporting currency of its Parent Company. Argentina’s three-year cumulative inflation rate for the years ended December 31, 2024, and 2023 was 229.80% and 133.50%, respectively, based on data from the International Monetary Fund.

Argentine exchange regulations - In the second half of 2019, the Argentine government instituted exchange controls restricting the ability of companies and individuals to exchange Argentine Pesos for foreign currencies and their ability to remit foreign currency out of Argentina. An entity’s authorization request to the Central Bank of Argentina (“CBA”) to access the official exchange market to make foreign currency payments may be denied depending on the circumstances. As a result of these exchange controls, markets in Argentina developed trading mechanisms, in which an entity or individual buys US dollar denominated securities in Argentina (i.e. shares, sovereign debt) using Argentine peso, and subsequently sells the securities for US dollars, in Argentina, to access

US dollars locally, or outside Argentina, by transferring the securities abroad, prior to being sold (the latter commonly known as Blue-Chip Swap Rate). The Blue-Chip Swap Rate has diverged significantly from Argentina’s official exchange rate (commonly known as exchange spread).

The Company uses Argentina’s official exchange rate to account for transactions in its Argentine business, which as of December 31, 2023, reflected a devaluation of approximately 358% against the U.S. dollar. During the year ended December 31, 2024, the Argentine peso further depreciated by approximately 27% based on official exchange rates from the Argentine Central Bank.

Revenue recognition - The Company’s revenue comes from a single product offering – the final value fees of sales that occurs on its ecommerce platform. See disaggregation of the Company’s revenue in Note 10, Reportable Segments.

The Company enters written contracts with platform sellers entitling the Company to a stated percentage of the platform seller’s sales on the Company’s ecommerce platform (“final value fees”). The Company has one performance obligation to its Sellers on the Marketplace platform and this performance obligation is to connect buyers and sellers on the Company’s ecommerce platform.

The Company recognizes revenue when it transfers control of promised goods or services to customers. The Company’s compensation of final value fees is recognized at the point in time when an item is sold on the platform, satisfying this performance obligation.

REDCLOUD HOLDINGS PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2024, AND 2023

Note 2 - Summary of significant accounting policies (continued)

Revenue is recognized in an amount that reflects the consideration to which the Company expects to be entitled. Revenue is recognized net of any taxes collected, which the Company subsequently remits to governmental authorities. The Company invoices the platform sellers monthly based on the contracted percentage based final value fee of transaction activity occurring on the Company’s ecommerce platform. Payments are due from customers within 30 to 90 days.

The Company provides incentives to buyers and sellers in various forms including discounts on fees, discounts on items sold, coupons and rewards. Evaluating whether a promotion or incentive is a payment to a customer may require significant judgment. Promotions and incentives that are consideration payable to a customer (platform seller) are recognized as a reduction of revenue at the later date of when revenue is recognized or when the Company pays or promises to pay the incentive. Promotions and incentives to platform buyers on our platform, to whom the Company has no performance obligation, are recognized as marketing and commissions expense and are recorded on the consolidated statements of operations under the “Marketing and commissions” caption.

The Company determined it is an agent regarding sales transactions on its ecommerce platform and not a principal. As such, the Company’s revenue reflects only the final value fees and not the gross transaction value of products and services sold on the platform.

The Company elected as a permitted practical expedient to not adjust the customer contract consideration for significant financing components when the period between the transfer of the Company’s services and customer payment is one year or less.

The Company elected as a permitted practical expedient to expense, as incurred, the costs of obtaining a customer contract such as sales commissions and other selling transaction costs when the amortization period of the assets otherwise would be one year or less. Accordingly, the Company has no assets recorded for costs to obtain a customer contract as there are no contracts where the underlying asset would have a life exceeding one year.

Segment Information - Operating segments are identified as components of an enterprise about which discrete financial information is available for evaluation by the chief operating decision-maker (“CODM”) in deciding resource allocation and assessing performance. The Company’s Chief Executive Officer is its CODM. The Company’s CODM reviews financial information presented on a consolidated basis for the purposes of making operating decisions, allocating resources, and evaluating financial performance. See “Note 10 - Reportable Segments” for the Company’s revenue segment disclosures.

Marketing and commissions costs - The Company expenses the costs of advertisements in the period during which the advertising space or airtime is used within Marketing and commissions costs on the consolidated statements of operations. Internet advertising expenses are recognized based on the terms of the individual agreements, which is generally over the greater of the ratio of the number of clicks delivered over the total number of contracted clicks, on a pay-per-click basis, or on a straight-line basis over the term of the contract. Marketing and commissions costs for the years ended December 31, 2024, and 2023 amounted to $52,918,949 and $24,810,603, respectively.

Offering Costs - Offering costs include the legal, accounting, printing, mailing and filing fees, charges of our escrow holder and transfer agent, the reimbursement of bona fide due diligence expenses of broker dealers and commissions of selling broker dealers. These offering costs will be accounted for as a deferred charge until the Company begins selling the respective shares from the Initial Public Offering (“IPO”) (see Note 17), after which the offering costs will be offset against proceeds received from the Offering in the consolidated statement of changes in stockholders’ equity (deficit).

Supplemental cash flow disclosures -

There was a GBP43,666 ($55,809) cash paid for interest expense in the years ended December 31, 2024, and $nil for 2023.

There was $nil and $nil cash paid for income taxes in the years ended December 31, 2024 and 2023, respectively.

Non-cash investing and financing activities: for the year ended December 31, 2024, there were no non-cash investing and financing activities.

During the year ended December 31, 2023, the Company converted $21,178,928 of shareholder loans into common shares of the Company.

REDCLOUD HOLDINGS PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2024, AND 2023

Note 2 - Summary of significant accounting policies (continued)

Recently adopted accounting standards - During the year ended December 31, 2024, the Company did not adopt any new accounting standards issued by the Financial Accounting Standards Board (“FASB”) that had a material impact on its consolidated financial statements.

Recent accounting pronouncements not yet adopted - In November 2023, the FASB issued ASU 2023-07 “Segment Reporting (Topic 280)—Improvements to Reportable Segment Disclosures”. The amendments in this update improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, as well as new segment disclosure requirements for entities with a single reportable segment. The amendments in this update are effective for fiscal years beginning after December 15, 2024, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. The guidance should be applied retrospectively to all prior periods presented in the financial statements. Upon transition, the segment expense categories and amounts disclosed in the prior periods should be based on the significant segment expense categories identified and disclosed in the period of adoption. The Company does not expect a significant impact upon adoption of this ASU.

In December 2023, the FASB issued the ASU 2023-09 “Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The amendments in this update provide more transparency about income tax information through improvements to income tax disclosures primarily related to the rate reconciliation and income taxes paid information, requiring consistent categories and greater disaggregation of information in the rate reconciliation and income taxes paid disaggregated by jurisdiction. The other amendments in this update improve the effectiveness and comparability of disclosures by adding disclosures of pretax income (or loss) and income tax expense (or benefit) and removing disclosures that no longer are considered cost beneficial or relevant. The amendments are effective for annual periods beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The guidance should be applied on a prospective basis while retrospective application is permitted. The Company is assessing the effects that the adoption of this accounting pronouncement may have on its consolidated financial statements.

In November 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income – Expense Disaggregation Disclosures. The amendments in this update require public business entities to provide more detailed disclosures about the nature of certain income statement expenses, enhancing the transparency and usefulness of financial reporting. The guidance is effective for annual reporting periods beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The standard may be applied either prospectively or retrospectively to all prior periods presented. The Company is currently evaluating the impact of this standard on its consolidated financial statements and related disclosures.